Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018
Cash And Cash Equivalents [Line Items]
Cash at bank and in hand	$ 67,890,424	$ 36,778,028
Cash equivalents	817,117	26,173,579
Cash and cash equivalents	68,707,541	62,951,607	$ 104,957,732
Denominated in US$
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	58,083,606	58,253,341
Denominated in RMB
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	7,438,348	3,916,262
Denominated in Hong Kong dollar
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	2,460,557	19,890
Denominated in Australia dollar
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 725,030	$ 762,114